Leases - Summary of Balance Sheet Classification of Lease Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Operating Leases
Right-of-use assets, net	$ 29,931	$ 31,165
Current liabilities	8,033	7,502
Non-current liabilities	22,795	24,417
Total operating lease liabilities	30,828	31,919
Finance Leases
Right-of-use assets, net	$ 97	$ 205
Right-of-use assets, net [Extensible Enumeration]	Other assets	Other assets
Current liabilities	$ 57	$ 108
Current liabilities [Extensible Enumeration]	Accrued liabilities and other	Accrued liabilities and other
Non-current liabilities	$ 37	$ 107
Non-current liabilities [Extensible Enumeration]	Other long-term liabilities	Other long-term liabilities
Total finance lease liabilities	$ 94	$ 215
Weighted Average Remaining Lease Term
Operating leases	6 years 8 months 12 days	7 years 1 month 6 days
Finance leases	1 year 8 months 12 days	3 years
Weighted Average Discount Rate
Operating leases	12.70%	11.30%
Finance leases	8.60%	6.60%